HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Alpha Trend Strategies Fund (the “Fund”)

(formerly Pyxis Alpha Trend Strategies Fund)

Class A HATAX/Class C HATCX/Class R HATRX/Class Y HATYX

Supplement dated October 21, 2013 to the Summary Prospectus, Prospectus and Statement of Additional Information each dated February 1, 2013, as amended from time to time

This Supplement provides new and additional information beyond that contained in the Fund’s Summary Prospectus, the Fund’s Prospectus and the Fund’s Statement of Additional Information and should be read in conjunction with the Fund’s Summary Prospectus, the Fund’s Prospectus and the Fund’s Statement of Additional Information.

IMPORTANT NOTICE

On October 17, 2013, the Board of Trustees of Highlands Funds II, on behalf of Highland Alpha Trend Strategies Fund, a series of Highland Funds II (the “Fund”), upon the recommendation of the Fund’s adviser, Highland Capital Management Fund Advisors, L.P., approved a plan to liquidate the Fund, such liquidation to take place on or about November 20, 2013 (the “Liquidation Date”). Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. Such redemptions will not be subject to any sales charges including contingent deferred sales charges. It is expected that, on or about November 20, 2013, the cash proceeds of the liquidation will be distributed to shareholders of the Fund in a complete redemption of their shares. For federal income tax purposes, the automatic redemption on the Liquidation Date will generally be considered a taxable event like any other redemption of shares. In addition, the Fund may make one or more distributions of income to shareholders on or prior to the Liquidation Date in order to eliminate Fund-level taxes. These distributions generally will be taxable to shareholders as ordinary income. The Fund does not expect to realize and therefore does not expect to distribute any capital gains. Shareholders should consult with their tax advisors for more information about the tax consequences to them of the Fund’s liquidation, including any state, local, foreign or other tax consequences.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under “Redemption of Shares” beginning on page 90 of the Prospectus, as supplemented. Shareholders may also exchange their shares, subject to minimum investment account requirements and other restrictions on exchanges as described under “Exchange of Shares” on page 94 of the Prospectus, as supplemented. Any such redemption or exchange of Fund shares for shares of another fund will generally be considered a taxable event for federal income tax purposes. Shareholders who hold their shares in the Fund through a financial intermediary should contact their financial representative to discuss their options with respect to the Liquidation and the distribution of such shareholders’ redemption proceeds.

The Fund is closed to new investors and existing investors, including exchanges into the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

HFII-SUPHAT-10/21/13

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

	Class A	Class C	Class R	Class Y
Highland Alpha Trend Strategies Fund (formerly Pyxis Alpha Trend Strategies Fund)	HATAX	HATCX	HATRX	HATYX

Highland Alternative Income Fund (formerly Pyxis Alternative Income Fund)	HHFAX	HHFCX	HHFRX	HHFYX

Highland Trend Following Fund (formerly Pyxis Trend Following Fund)	HTFAX	HTFCX	HTFRX	HTFYX

Highland Dividend Equity Fund (formerly, Pyxis Dividend Equity Fund)	HDFAX	HDFCX	HDFRX	HDFYX

Supplement dated October 21, 2013 to the Prospectus and Summary Prospectuses, each dated February 1, 2013, as supplemented and amended from time to time, for Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Trend Following Fund, and Highland Dividend Equity Fund

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses.

Effective as of October 17, 2013, the redemption/exchange fee is eliminated with respect to shares of each of Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Dividend Equity Fund, and Highland Trend Following Fund.

Effective immediately, the shareholder fees table for the Highland Alpha Trend Strategies Fund under the heading “Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the shareholder fees table for the Highland Alternative Income Fund under the heading “Fees and Expenses of the Fund” on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the shareholder fees table for the Highland Trend Following Fund under the heading “Fees and Expenses of the Fund” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the shareholder fees table for the Highland Dividend Equity Fund under the heading “Fees and Expenses of the Fund” on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the section “Redemption Fee” under the heading “Shareholder Guide-How to Invest in Highland Funds-Redemption of Shares” on page 91 of the Prospectus is hereby deleted in its entirety.

HFII-SUP-10/21/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE